SHARE-BASED COMPENSATION EXPENSE (Tables)	9 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
SCHEDULE OF UNVESTED RESTRICTED STOCK

The following tables set forth the LTIP activity for the periods indicated (in US$ thousands, except share and per share amounts):

	Quarter ended
	September 30, 2020		September 30, 2019
	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share
Unvested at Beginning of Period	2,244,662	$7.72	1,600,200	$10.59
Granted	39,000	$8.46	214,000	$7.60
Vested and issued	(282,332)	$9.98	(250,310)	$10.32
Forfeited	(12,001)	$8.60	(11,000)	$10.36
Unvested at End of Period	1,989,329	$7.41	1,552,890	$10.22

	Year-to-date period ended
	September 30, 2020		September 30, 2019
	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share
Unvested at Beginning of Period	1,502,590	$10.25	725,200	$10.94
Granted	1,119,905	$5.16	1,184,000	$9.86
Vested and issued	(590,264)	$10.18	(250,310)	$10.32
Forfeited	(43,002)	$9.74	(106,000)	$10.87
Unvested at End of Period	1,989,329	$7.41	1,552,890	$10.22

SCHEDULE OF STOCK-BASED COMPENSATION

	Quarter ended		Year-to-date period ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019

Cost of Services	$938	$758	$2,604	$1,814
Selling, general and administrative expenses	1,141	1,187	3,237	2,243
Net cost	$2,079	$1,945	$5,841	$4,057